SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
SHARE-BASED COMPENSATION
Schedule of share option grant valuation assumptions

	Years ended December 31,
	2012	2013	2014
Expected volatility	58.8% - 60.3%	103.5%	—
Risk-free interest rate	1.17% - 1.27%	0.86%	—
Dividend yield	0.00%	0.00%	—
Expected term (in years)	3.5	3.5	—
Weighted average fair value of the underlying shares on the date of option grants (US$)	0.03	0.04	—

Schedule of share options activities

		Share options Outstanding
	Share options available	Number of Share options	Weighted Average Exercise Price (US$)
Balance as of December 31, 2011	7,417,416	40,482,739	0.15
Share options granted	(900,000)	900,000	0.03
Share options cancelled/forfeited	2,300,000	(2,300,000)	0.14

Balance as of December 31, 2012	8,817,416	39,082,739	0.02

Share options granted	(2,577,120)	2,577,120	0.04
Share options exercised	—	(1,245,334)	0.02

Balance as of December 31, 2013	6,240,296	40,414,525	0.02

Share options cancelled/forfeited	1,300,000	(1,300,000)	0.11
Share options exercised	—	(542,587)	0.02

Balance as of December 31, 2014	7,540,296	38,571,938	0.02

Schedule of weighted average remaining contractual life and exercise price for the share options outstanding and exercisable

	Share options Outstanding			Share options Exercisable
Range of Exercise Prices (US$)	Number of options outstanding	Weighted Average Remaining Contractual Life (In years)	Weighted Average Exercise Price (US$)	Number of options outstanding	Weighted Average Remaining Contractual Life (In years)	Weighted Average Exercise Price US($)
$0.023	19,494,818	2.52	0.02	19,494,818	2.52	0.02
$0.025	16,000,000	2.52	0.03	16,000,000	2.52	0.03
$0.034	500,000	2.67	0.03	333,333	2.67	0.03
$0.038	2,577,120	3.86	0.04	859,040	3.86	0.04

	38,571,938	2.61	0.03	36,687,191	2.55	0.02